Net Finance Income (Costs) (Tables)	6 Months Ended
Sep. 30, 2025
Net Finance Income (Costs) [Abstract]
Schedule of Net Finance Income (Costs)
	For the six months ended September 30,
	2025	2024
	US$	US$
	(Unaudited)	(Unaudited)
Interest income	24,345	14,994
Finance income	24,345	14,994

Interest on short-term loan	(4,880)	—
Interest on lease arrangements	(2,557)	(70,582)
Finance cost	(7,437)	(70,582)
Net finance income (cost)	16,908	(55,588)